Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Recognition

The Company combines its revenue into the following categories:

For the three months ended June 30, 2023	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Software-as-a-service	$86,933	$-	$698,529	$-	$785,462
Fee revenue	-	-	-	1,128,370	1,128,370
Services and other	218,638	1,124,887	-	-	1,343,525
Total	$305,571	$1,124,887	$698,529	$1,128,370	$3,257,357

For the three months ended June 30, 2022	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Software-as-a-service	$108,509	$-	$802,534	$-	$911,043
Fee revenue	-	-	-	-	-
Services and other	-	840,212	-	-	840,212
Total	$108,509	$840,212	$802,534	$-	$1,751,255

For the six months ended June 30, 2023	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Software-as-a-service	$142,224	$-	$1,763,544	$-	$1,905,768
Fee revenue	-	-	-	2,165,693	2,165,693
Services and other	443,123	2,133,164	-	-	2,576,287
Total	$585,347	$2,133,164	$1,763,544	$2,165,693	$6,647,748

For the six months ended June 30, 2022	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Software-as-a-service	$170,031	$-	$1,713,597	$-	$1,883,628
Fee revenue	-	-	-	-	-
Services and other	-	1,763,962	-	-	1,763,962
Total	$170,031	$1,763,962	$1,713,597	$-	$3,647,590

During the year ended December 31, 2022, the Company combined its revenue into the following categories:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Software-as-a-service	$353,200	$-	$2,493,685	$-	$2,493,685
Fee revenue	-	-	-	951,196	951,196
Services and other	62,250	3,427,698	-	-	3,843,148
Total	$415,450	$3,427,698	$2,493,685	$951,196	$7,288,029

During the twelve months ended December 31, 2021, the Company combined its revenue into the following categories:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services -International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Software-as-a-service	$211,528	$-	$2,424,229	$-	$2,635,737
Services and other	-	-	-	-	-
Total	$211,528	$-	$2,424,229	$-	$2,635,757

Schedule of Revenue Recognized Point in Time and Over Time

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Point in time	$218,638	$1,124,887	$-	$239,488	$1,583,013
Over time	86,933	-	698,529	888,882	1,674,344
Total	$305,571	$1,124,887	$698,529	$1,128,370	$3,257,357

For the three months ended June 30, 2022:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Point in time	$-	$840,212	$-	$-	$840,212
Over time	108,509	-	802,534	-	$911,043
Total	$108,509	$840,212	$802,534	$-	$1,751,255

For the six months ended June 30, 2023:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Point in time	$443,123	$2,133,164	$-	$671,026	$3,247,313
Over time	142,224	-	1,763,544	1,494,667	3,400,435
Total	$585,347	$2,133,164	$1,763,544	$2,165,693	$6,647,748

For the six months ended June 30, 2022:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Point in time	$-	$1,763,961	$-	$-	$1,763,961
Over time	170,032	-	1,713,597	-	$1,883,629
Total	$170,032	$1,763,961	$1,713,597	$-	$3,647,590

For the year ended December 31, 2022:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Point in time	$62,250	$3,427,698	$-	$808,418	$4,298,366
Over time	353,200	-	2,493,685	142,778	2,989,663
Total	$415,450	$3,427,698	$2,493,685	$951,196	$7,288,029

For the year ended December 31, 2021:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Over time	211,528	-	2,424,229	-	$2,635,757
Total	$211,528	$-	$2,424,229	$-	$2,635,757

Schedule of Contract Assets

The activity in the contract assets for the six months ended June 30, 2023 is as follows:

Amount
Balance as of December 31, 2022	$219,116
Labor costs expensed	(493,871)
Labor costs deferred	343,357
Balance as of June 30, 2023	$68,602

The activity in the contract assets for the years ending December 31, 2022 and 2021 are as follows:

Amount
Balance as of December 31, 2021	$147,913
Labor costs expensed	(483,524)
Labor costs deferred	554,727
Balance as of December 31, 2022	$219,116

Schedule of Contract Assets and Liabilities

The Company’s assets and liabilities related to its contracts with customers were as follows:

	June 30, 2023	December 31, 2022

Accounts receivable	$1,360,528	$776,530
Unbilled revenue	195,234	47,000
Contract assets	68,602	219,116
Contract liabilities	(5,633,004)	(2,166,451)

The Company’s assets and liabilities related to its contracts with customers were as follows:

Schedule of contract assets and liabilities

	2022	2021

Accounts receivable	$776,530	$793,795
Unbilled revenue (reported in accounts receivable)	47,000	162,760
Contract assets	219,116	147,913
Contract liabilities	(2,166,451)	(308,058)

Schedule of Contract Liabilities

The activity in the contract liabilities for the six months ended June 30, 2023 is as follows:

Amount
Balance as of December 31, 2022	$(2,166,451)
Revenue recognized or reclassified	5,098,540
Deferred revenue	(8,565,093)
Balance as of June 30, 2023	$(5,633,004)

The activity in the contract liabilities for the years ending December 31, 2022 and 2021 are as follows:

Amount
Balance as of December 31, 2021	$(308,058)
SportsHub acquired balance	(3,574,285)
Revenue recognized or reclassified	2,846,755
Deferred revenue	(1,130,863)
Balance as of December 31, 2022	$(2,166,451)